Notes Payable - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Sep. 15, 2016	Jan. 22, 2016
Amended and Restated Loan and Security Agreement with Barclays Bank PLC, [Member]
Short-term Debt [Line Items]
Maturity date of debt instrument	Dec. 01, 2017
Amended and Restated Loan and Security Agreement with Citibank, N.A. [Member]
Short-term Debt [Line Items]
Maturity date of debt instrument	Mar. 31, 2017
Maximum [Member] | Amended and Restated Loan and Security Agreement with Barclays Bank PLC, [Member]
Short-term Debt [Line Items]
Aggregate loan amount			$ 220,000,000
Maximum [Member] | Amended and Restated Loan and Security Agreement with Citibank, N.A. [Member]
Short-term Debt [Line Items]
Aggregate loan amount		$ 125,000,000